Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.2%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 215,380
Alabama Highway Authority, Series 2025, RB,
5.00%, 09/01/41 ................. 3,000 3,344,819
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 107,117
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/49 ...... 100 103,816
Series 2024 , RB , 5.50% , 10/01/53 ...... 100 104,435
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 80,545
3,956,112
Arizona — 2.2%
Arizona Board of Regents, Series 2026A, RB,
5.00%, 07/01/45 ................. 110 119,096
Arizona Department of Transportation State
Highway Fund
Series 2026 , RB , 5.00% , 07/01/43 ...... 5,500 6,115,834
Series 2026 , RB , 5.00% , 07/01/46 ...... 4,730 5,105,140
City of Chandler, RB, 5.00%, 07/01/38 ..... 3,000 3,463,193
City of Mesa Utility System, Series 2026A, RB,
4.00%, 07/01/45
(a)
................ 2,000 1,927,099
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 116,914
Maricopa County Industrial Development
Authority, Series 2020, RB, 5.00%, 07/01/47 2,500 2,525,902
Maricopa County Union High School District
No. 216 Agua Fria, Series 2026B, GO,
5.00%, 07/01/44 ................. 1,000 1,090,683
Salt River Project Agricultural Improvement &
Power District
Series 2023A , RB , 5.00% , 01/01/47 ..... 100 104,914
Series 2025C , RB , 5.00% , 01/01/51 ..... 7,500 7,840,693
Series 2023B , RB , 5.25% , 01/01/53 ..... 3,500 3,686,476
Western Maricopa Education Center District
No. 402
Series 2026A , GO , 5.00% , 07/01/40 ..... 1,250 1,391,804
Series 2026A , GO , 5.00% , 07/01/42 ..... 1,500 1,649,051
35,136,799
Arkansas — 0.3%
Little Rock School District, GO, 4.25%, 02/01/52
(SAW) ....................... 3,810 3,574,194
University of Arkansas, Series 2021A, RB,
5.00%, 12/01/45 ................. 1,000 1,042,769
4,616,963
California — 15.0%
Alameda Corridor Transportation Authority
(b)
Series 2022A , RB , 0.00% , 10/01/51 ( AGM ) 135 78,940
Series A , RB , 0.00% , 10/01/53 ......... 5,000 1,352,158
Alameda County Fire Department, Series 2025,
GO, 5.25%, 06/01/55 .............. 100 107,394
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/41
(b)
............. 50 26,887
Antelope Valley Community College District,
Series B, GO, 3.00%, 08/01/50 ........ 3,000 2,264,491
Bay Area Toll Authority
Series 2026F1 , RB , 5.00% , 04/01/43 .... 4,165 4,934,182
Series 2026F-1 , RB , 5.00% , 04/01/44 .... 1,475 1,733,793
Series 2021F-2 , RB , 2.60% , 04/01/56 .... 1,000 664,553
Security
Par (000)
Par (000) Value
California (continued)
California Educational Facilities Authority
Series V-2 , RB , 2.25% , 04/01/51 ....... USD 3,880 $ 2,506,450
Series V-2 , RB , 5.00% , 04/01/51 ....... 3,740 4,197,102
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... 100 91,412
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 4.00% , 10/01/42 ...... 5,165 5,272,763
Series 2023 , RB , 4.00% , 10/01/44 ...... 165 166,587
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(b)
.... 2,150 663,480
California State Public Works Board
Series 2026A , RB , 5.00% , 09/01/45 ..... 1,250 1,364,766
Series 2021C , RB , 4.00% , 11/01/46 ..... 220 215,378
Series 2026A , RB , 5.00% , 09/01/48 ..... 1,000 1,063,706
Series 2024A , RB , 5.00% , 04/01/49 ..... 4,000 4,213,207
Series 2025A , RB , 5.00% , 04/01/50 ..... 3,920 4,144,456
California State University
Series 2020C , RB , 3.00% , 11/01/40 ..... 5,850 5,342,122
Series 2024A , RB , 5.00% , 11/01/43 ..... 50 55,485
Series 2020C , RB , 4.00% , 11/01/45 ..... 1,500 1,486,740
Series 2025A , RB , 5.25% , 11/01/50 ..... 150 163,113
Carlsbad Unified School District, Series C, GO,
4.00%, 08/01/50 ................. 2,040 1,966,299
Cerritos Community College District
Series 2021D , GO , 2.38% , 08/01/44 ..... 175 129,032
Series 2026B , GO , 5.00% , 08/01/56 ..... 650 686,525
Chabot-Las Positas Community College District,
Series D, GO, 5.00%, 08/01/46 ........ 430 471,354
City of Los Angeles Department of Airports,
Series 2025D, RB, 5.25%, 05/15/51 ..... 1,695 1,823,381
City of Los Angeles Wastewater System
Series 2025A , RB , 5.25% , 06/01/50 ..... 200 217,792
Series 2022A , RB , 4.00% , 06/01/52 ..... 845 803,002
City of Oakland, Series 2023D, GO,
5.50%, 07/15/53 ................. 100 106,902
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 241,748
Corona-Norco Unified School District, Series C,
GO, 0.00%, 08/01/39
(b)
............. 3,000 1,817,894
County of Sacramento Airport System, Series
2024, RB, 5.00%, 07/01/49 .......... 1,840 1,935,212
Downey Unified School District, Series B, GO,
5.00%, 08/01/57 ................. 545 574,706
East Bay Municipal Utility District Water System
Series 2026B , RB , 5.00% , 06/01/39 ..... 1,110 1,296,253
Series 2026A , RB , 5.00% , 06/01/45 ..... 1,500 1,668,113
Series 2026A , RB , 5.00% , 06/01/56 ..... 180 192,161
Escondido Union High School District, Series
2011C, GO, 0.00%, 08/01/46
(b)
........ 500 199,936
Fontana Public Facilities Financing Authority,
Series 2025A, RB, 5.00%, 11/01/50 ..... 6,055 6,413,799
Fontana Unified School District, Series A, GO,
5.25%, 08/01/50 ................. 100 107,677
Glendale Community College District, Series B,
GO, 4.00%, 08/01/50 .............. 3,000 2,848,067
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... 150 140,420
Long Beach Unified School District
Series 2026 , GO , 5.00% , 08/01/40 ...... 3,440 3,970,805
Series C , GO , 4.00% , 08/01/50 ........ 3,000 2,878,459
Los Angeles County Facilities 2, Inc.
Series 2024A , RB , 5.25% , 06/01/49 ..... 1,060 1,133,051
Series 2024A , RB , 5.25% , 06/01/57 ..... 2,000 2,106,863

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2026A , RB , 5.00% , 06/01/39 ..... USD 600 $ 678,802
Series 2026-B , RB , 5.00% , 07/01/45 ..... 1,000 1,103,883
Series 2026-B , RB , 5.00% , 07/01/46 ..... 1,500 1,640,451
Los Angeles County Public Works Financing
Authority
Series 2022G , RB , 5.00% , 12/01/40 ..... 60 65,649
Series 2025J , RB , 5.00% , 12/01/43 ..... 1,170 1,312,555
Series 2026A , RB , 5.00% , 03/01/56 ..... 915 959,647
Los Angeles Department of Water & Power
Series 2024B , RB , 5.00% , 07/01/38 ..... 100 109,303
Series 2020B , RB , 5.00% , 07/01/39 ..... 5,655 5,940,007
Series 2024A , RB , 5.00% , 07/01/39 ..... 100 108,806
Series 2023D , RB , 5.00% , 07/01/41 ..... 1,275 1,370,518
Series 2024C , RB , 5.00% , 07/01/42 ..... 1,915 2,056,962
Series 2023E , RB , 5.00% , 07/01/43 ..... 1,505 1,605,346
Series 2019D , RB , 5.00% , 07/01/44 ..... 50 51,318
Series 2026A , RB , 5.00% , 07/01/46 ..... 600 631,939
Los Angeles Department of Water & Power
Water System
Series 2025C , RB , 5.00% , 07/01/40 ..... 6,500 7,141,412
Series 2020C , RB , 5.00% , 07/01/41 ..... 1,495 1,563,146
Series 2022C , RB , 5.00% , 07/01/41 ..... 1,710 1,822,009
Series 2023A , RB , 5.00% , 07/01/41 ..... 1,315 1,413,515
Los Angeles Unified School District
Series 2024QRR , GO , 5.00% , 07/01/43 ... 150 166,171
Series 2026QRR , GO , 5.00% , 07/01/45 ... 1,880 2,065,429
Series 2024QRR , GO , 4.00% , 07/01/49 ... 6,415 6,138,723
Moreno Valley Public Financing Authority, Series
2026A, RB, 5.25%, 05/01/56
(a)
........ 1,000 1,066,031
Mt. San Antonio Community College District
Series 2019A , GO , 5.00% , 08/01/41 ..... 3,925 4,153,492
Series 2024D , GO , 4.00% , 08/01/49 ..... 150 145,193
Oxnard School District, Series A, GO,
4.25%, 08/01/53 (BAM) ............ 4,345 4,249,131
Palo Alto Unified School District, Series 2022,
GO, 3.00%, 08/01/40 .............. 3,000 2,784,964
Pasadena Unified School District
Series D , GO , 5.25% , 08/01/46 ........ 1,055 1,170,057
Series D , GO , 5.25% , 08/01/50 ........ 3,500 3,807,545
Peralta Community College District, Series
2025C-1, GO, 5.00%, 08/01/54 ........ 3,000 3,140,484
Rio Hondo Community College District
(b)
Series 2022D , GO , 0.00% , 08/01/44 ..... 200 85,145
Series 2022D , GO , 0.00% , 08/01/45 ..... 1,710 688,790
Series 2022D , GO , 0.00% , 08/01/46 ..... 1,500 569,172
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/47 (BAM) ..... 130 136,508
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. 150 150,055
San Bernardino Community College District
Series F , GO , 0.00% , 08/01/49
(b)
....... 150 45,880
Series B , GO , 5.00% , 08/01/49 ........ 120 125,558
San Diego Community College District, Series
A-1, GO, 5.00%, 08/01/55 ........... 160 168,618
San Diego County Regional Airport Authority,
Series 2021A, RB, 5.00%, 07/01/46 ..... 2,000 2,109,323
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 08/01/55 ..... 100 105,434
Series 2026A , RB , 5.00% , 05/15/56 ..... 500 528,061
San Diego Unified School District
Series ZR-7 , GO , 5.00% , 07/01/43 ...... 2,540 3,025,065
Series ZR-7 , GO , 5.00% , 07/01/44 ...... 4,190 4,950,925
Series 2020D2 , GO , 2.00% , 07/01/45 .... 1,460 989,701
Security
Par (000)
Par (000) Value
California (continued)
Series 2022O-2 , GO , 4.25% , 07/01/47 ... USD 1,300 $ 1,305,699
Series 2012E , GO , 0.00% , 07/01/49
(b)
.... 125 44,440
San Francisco City & County Airport Comm-San
Francisco International Airport
(a)
Series 2026B , RB , 5.00% , 05/01/46 ..... 980 1,063,165
Series 2026B , RB , 5.00% , 05/01/56 ..... 1,500 1,576,570
San Francisco City & County Public Utilities
Commission Power, Series 2023A, RB,
5.00%, 11/01/48 ................. 1,500 1,575,758
San Jose Evergreen Community College District,
Series C, GO, 5.00%, 09/01/39 ........ 1,670 1,856,089
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/43 (BAM) ............ 3,000 3,310,313
Santa Clara County Financing Authority
Series 2026A , RB , 3.75% , 11/01/47 ..... 1,000 927,790
Series 2026A , RB , 3.75% , 11/01/48 ..... 3,000 2,751,561
Santa Monica-Malibu Unified School District,
Series B, GO, 3.00%, 08/01/44 ........ 1,500 1,239,972
Santa Rosa High School District, Series 2025B,
GO, 5.25%, 08/01/50 .............. 1,265 1,363,197
South San Francisco Public Facilities Financing
Authority, Series 2021A, RB, 4.00%, 06/01/46 100 98,410
Southern California Public Power Authority,
Series 2026-1, RB, 5.00%, 07/01/50 ..... 5,285 5,471,920
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/41
(b)
....... 10 5,644
State of California
GO , 5.00% , 08/01/39 ............... 200 225,485
GO , 4.00% , 03/01/40 ............... 5,100 5,182,621
GO , 5.00% , 10/01/40 ............... 1,000 1,144,593
GO , 3.00% , 11/01/40 ............... 5,950 5,435,929
GO , 5.00% , 09/01/41 ............... 1,500 1,627,054
GO , 5.00% , 10/01/42 ............... 1,000 1,130,913
GO , 4.00% , 09/01/43 ............... 5,000 5,052,947
Series 2024 , GO , 5.00% , 09/01/43 ...... 155 170,537
GO , 5.00% , 10/01/43 ............... 1,500 1,684,358
GO , 5.00% , 09/01/44 ............... 1,625 1,772,044
GO , 5.00% , 11/01/45 ............... 910 991,969
GO , 5.00% , 10/01/46 ............... 2,620 2,863,812
GO , 3.00% , 10/01/49 ............... 2,075 1,635,150
GO , 2.50% , 12/01/49 ............... 1,910 1,296,277
GO , 3.00% , 11/01/50 ............... 1,250 972,244
GO , 5.00% , 11/01/50 ............... 3,250 3,462,018
GO , 4.13% , 10/01/51 ............... 1,615 1,598,113
GO , 3.00% , 04/01/52 ............... 200 153,521
GO , 5.00% , 10/01/56 ............... 3,750 3,959,405
State of California Department of Water
Resources
Series 2026A , RB , 5.00% , 12/01/44 ..... 1,640 1,830,037
Series 2026A , RB , 5.00% , 12/01/47 ..... 4,505 4,896,350
Stockton Unified School District, Series B, GO,
4.00%, 08/01/45 ................. 1,820 1,789,729
Union Sanitary District Financing Authority,
Series 2021A, RB, 2.25%, 09/01/45 ..... 2,395 1,676,860
University of California
Series 2026CF , RB , 5.25% , 11/15/39 .... 5,000 5,832,936
Series 2026CF , RB , 5.00% , 11/15/40 .... 5,000 5,702,366
Series 2026CE , RB , 5.00% , 11/15/41 .... 5,045 5,701,868
Series 2025CC , RB , 5.00% , 05/15/45 .... 85 92,787
Series 2021Q , RB , 5.00% , 05/15/46 ..... 1,010 1,060,283
Series 2026CF , RB , 5.00% , 11/15/46 .... 100 109,128
Series 2020BE , RB , 4.00% , 05/15/47 .... 75 73,485
Series 2020BE , RB , 2.50% , 05/15/50 .... 6,000 4,142,363
243,837,049

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado — 1.7%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... USD 100 $ 105,896
Arapahoe County School District No. 5 Cherry
Creek, Series 2026, GO, 5.25%, 12/15/46
(SAW) ....................... 7,650 8,483,404
Board of Water Commissioners City & County
of Denver (The), Series 2021A, RB,
2.13%, 12/15/50 ................. 4,500 2,850,799
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 1,000 918,994
City of Aurora, Series 2021, RB,
2.25%, 08/01/51 ................. 5,500 3,452,315
City of Colorado Springs Utilities System, Series
2021B, RB, 4.00%, 11/15/51 ......... 7,000 6,452,795
Colorado Educational & Cultural Facilities
Authority, Series 2026A, RB, 4.63%, 03/01/51 3,475 3,438,664
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AGM) ............ 150 156,161
Denver City & County School District No. 1,
Series 2025C, GO, 5.50%, 12/01/47 (SAW) 100 110,536
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 106,879
Platte River Power Authority, Series LL, RB,
5.00%, 06/01/56
(a)
................ 1,280 1,329,081
State of Colorado
Series 2019O , COP , 4.00% , 03/15/44 .... 100 98,626
Series 2021S , COP , 4.00% , 03/15/46 .... 150 142,008
27,646,158
Connecticut — 0.7%
Connecticut State Health & Educational Facilities
Authority, Series P, RB, 5.00%, 07/01/44 .. 3,000 3,244,603
State of Connecticut
Series 2022B , GO , 3.00% , 01/15/41 ..... 3,180 2,779,771
Series 2026A , GO , 5.00% , 09/15/45
(a)
.... 2,500 2,708,105
State of Connecticut Special Tax
Series 2024A-2 , RB , 5.00% , 07/01/39 .... 100 112,089
Series 2021D , RB , 4.00% , 11/01/40 ..... 3,200 3,235,954
12,080,522
District of Columbia — 2.0%
District of Columbia
Series 2026B , GO , 5.00% , 06/01/39 ..... 4,000 4,545,496
Series 2021D , GO , 4.00% , 02/01/40 ..... 3,795 3,841,395
Series 2026A , GO , 5.00% , 06/01/41 ..... 1,000 1,125,479
District of Columbia Income Tax
Series 2022A , RB , 5.00% , 07/01/47 ..... 50 52,309
Series 2025A , RB , 5.25% , 06/01/50 ..... 3,000 3,200,215
District of Columbia Water & Sewer Authority
Series 2026A , RB , 5.00% , 10/01/39 ..... 3,260 3,679,758
Series 2026B , RB , 5.00% , 10/01/39 ..... 3,550 4,007,099
Series 2024A , RB , 5.00% , 10/01/41 ..... 150 165,163
Series 2019A , RB , 5.00% , 10/01/44 ..... 2,000 2,075,849
Washington Metropolitan Area Transit Authority
Series 2020A , RB , 4.00% , 07/15/45 ..... 7,000 6,848,346
Series 2024A , RB , 5.00% , 07/15/56 ..... 3,090 3,173,457
32,714,566
Florida — 3.3%
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 65 69,819
City of Jacksonville, Series 2023A, RB,
5.25%, 10/01/48 ................. 2,270 2,415,172
Security
Par (000)
Par (000) Value
Florida (continued)
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. USD 120 $ 128,420
City of Orlando
Series 2026B , RB , 5.00% , 10/01/51 ..... 100 104,865
Series 2026B , RB , 5.25% , 10/01/55 ..... 5,000 5,299,091
City of Palm Coast
Series 2026 , RB , 5.00% , 10/01/45 ...... 500 537,468
Series 2026 , RB , 5.00% , 10/01/46 ...... 750 799,507
County of Miami-Dade
Series 2024A , RB , 5.00% , 04/01/51 ..... 4,600 4,744,029
Series 2024A , RB , 5.00% , 04/01/54 ..... 1,450 1,485,823
County of Miami-Dade Seaport Department
Series 2021B-2 , RB , 4.00% , 10/01/43 .... 100 99,505
Series 2021, Sub-Series A-2 , RB ,
4.00% , 10/01/49 ................ 3,035 2,835,286
County of Miami-Dade Transit System
Series 2020A , RB , 4.00% , 07/01/46 ..... 115 110,426
Series 2022 , RB , 5.00% , 07/01/52 ...... 2,060 2,112,757
County of Miami-Dade Water & Sewer System
RB , 4.00% , 10/01/48 ............... 5,000 4,587,822
Series 2019B , RB , 3.00% , 10/01/49 ..... 200 149,318
Series 2025A , RB , 5.00% , 10/01/55 ..... 3,000 3,092,729
Florida State Board of Governors Florida
International University Dormitory, Series
2026A, RB, 5.00%, 07/01/53 (BAM) ..... 2,000 2,059,096
JEA Water & Sewer System
Series 2025A , RB , 5.00% , 10/01/42 ..... 265 290,668
Series 2024A , RB , 5.50% , 10/01/54 ..... 140 149,375
Series 2025A , RB , 5.25% , 10/01/55 ..... 3,000 3,163,849
Miami-Dade County Educational Facilities
Authority
Series 2026 , RB , 5.00% , 04/01/43 ...... 1,000 1,093,525
Series 2026 , RB , 5.00% , 04/01/45 ...... 4,500 4,830,826
Series 2026 , RB , 5.00% , 04/01/46 ...... 2,000 2,125,347
Series 2026 , RB , 5.00% , 04/01/48 ...... 250 261,857
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 100 107,402
School Board of Miami-Dade County (The)
Series 2026 , GO , 5.00% , 03/15/39 ...... 2,000 2,253,402
Series 2026 , GO , 5.00% , 03/15/42 ...... 2,500 2,759,012
Series 2026 , GO , 5.00% , 03/15/43 ...... 2,000 2,198,572
School District of Broward County, Series 2022,
GO, 5.00%, 07/01/51 .............. 100 102,888
State of Florida Department of Transportation
Turnpike System
Series 2024B , RB , 4.00% , 07/01/44 ..... 215 214,102
Series 2026A , RB , 4.25% , 07/01/53 ..... 2,750 2,624,187
52,806,145
Georgia — 1.7%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/42 ................. 3,000 3,272,446
City of Atlanta Department of Aviation, Series
2025A, RB, 5.25%, 07/01/50 ......... 1,700 1,805,759
City of Atlanta Water & Wastewater, Series 2026,
RB, 5.25%, 11/01/56 .............. 1,590 1,699,570
City of Cartersville, Series 2026, RB,
5.00%, 06/01/56 ................. 3,000 3,122,919
City of Griffin, Series 2025, RB, 5.00%, 01/01/56
(BAM) ....................... 100 103,319
County of DeKalb, Series 2022, RB,
5.00%, 10/01/52 ................. 3,905 4,018,639
Georgia Ports Authority
Series 2022 , RB , 4.00% , 07/01/40 ...... 100 101,145
Series 2022 , RB , 5.00% , 07/01/47 ...... 3,500 3,661,803

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Municipal Electric Authority of Georgia
Series 2020 , RB , 5.00% , 01/01/50 ...... USD 100 $ 101,486
Series 2022A , RB , 5.00% , 07/01/52 ..... 1,000 1,014,814
Private Colleges & Universities Authority
Series 2025A , RB , 5.25% , 09/01/39 ..... 1,000 1,141,221
Series 2025A , RB , 5.25% , 09/01/40 ..... 4,730 5,368,826
State of Georgia, Series 2021A, GO,
3.00%, 07/01/41 ................. 2,535 2,290,830
27,702,777
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2024A , RB , 5.00% , 08/15/48 ..... 100 104,917
Series 2025A , RB , 4.00% , 08/15/50 ..... 3,650 3,427,169
3,532,086
Illinois — 3.1%
Chicago O'Hare International Airport
Series 2023 , RB , 5.25% , 01/01/39 ( BAM ) . 100 109,565
Series 2022D , RB , 4.00% , 01/01/42 ..... 925 914,038
Series 2026A , RB , 5.25% , 01/01/56 ..... 3,540 3,695,806
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 20 21,653
Series 2022A , RB , 5.00% , 12/01/57 ..... 250 252,440
City of Chicago
Series 2024A , GO , 5.00% , 01/01/45 ..... 150 145,148
Series 2024A , GO , 5.25% , 01/01/45 ..... 2,625 2,641,583
City of Chicago Waterworks, Series 2026A, RB,
5.00%, 11/01/45 ................. 250 264,770
Cook County Community College District No.
508, Series 2026, GO, 5.50%, 12/01/51 (BAM) 2,000 2,141,668
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 126,388
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 107,032
Illinois State Toll Highway Authority
Series 2021A , RB , 4.00% , 01/01/42 ..... 5,230 5,243,128
Series 2021A , RB , 5.00% , 01/01/46 ..... 1,135 1,188,215
State of Illinois
Series 2019B , GO , 4.00% , 11/01/38 ..... 3,000 2,964,310
Series 2025-E11 , GO , 5.00% , 09/01/42 ... 10,000 10,583,322
Series 2023C , GO , 5.00% , 12/01/43 ..... 10,000 10,452,190
Series 2021A , GO , 5.00% , 03/01/46 ..... 100 101,886
Series 2024B , GO , 4.25% , 05/01/46 ..... 10,000 9,386,393
50,339,535
Indiana — 0.5%
Indiana Finance Authority
Series 2021-1 , RB , 3.00% , 10/01/40 ..... 115 99,664
Series 2026A , RB , 5.00% , 02/01/42 ..... 1,000 1,114,739
Series 2026A , RB , 5.00% , 02/01/43 ..... 2,000 2,215,662
Series 2026A , RB , 5.00% , 02/01/44 ..... 1,000 1,099,486
Series 2026A , RB , 5.00% , 02/01/45 ..... 1,500 1,637,295
Series 2026A , RB , 5.00% , 02/01/46 ..... 525 567,270
Indiana Municipal Power Agency, Series 2026A,
RB, 5.00%, 01/01/39 .............. 1,000 1,125,101
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) 100 106,395
7,965,612
Security
Par (000)
Par (000) Value
Iowa — 0.0%
Cedar Rapids Community School District
Infrastructure Sales Services & Use Tax,
Series 2026, RB, 5.25%, 01/01/51 (BAM) .. USD 415 $ 435,069
Kansas — 0.2%
Johnson County Unified School District No. 512
Shawnee Mission
Series 2021-A , GO , 3.00% , 10/01/40 .... 2,960 2,637,259
Series 2021-A , GO , 3.00% , 10/01/41 .... 1,065 941,626
Wyandotte County Unified School District
No. 500 Kansas City, Series 2025, GO,
5.25%, 09/01/55 (BAM) ............ 100 103,924
3,682,809
Kentucky — 0.0%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/45 ........ 110 118,544
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 145 154,308
272,852
Louisiana — 0.1%
City of New Orleans, Series 2026A, GO,
5.75%, 12/01/55
(a)
................ 1,000 1,064,064
Maryland — 0.4%
County of Baltimore, Series 2026, GO,
5.00%, 03/01/40 ................. 4,000 4,558,602
Washington Suburban Sanitary Commission
Series 2025 , RB , 4.00% , 06/01/48 ( GTD ) .. 150 146,345
Series 2026 , RB , 4.38% , 06/01/50 ( GTD ) .. 2,200 2,205,470
Series 2025 , RB , 4.00% , 06/01/51 ( GTD ) .. 150 143,589
7,054,006
Massachusetts — 3.1%
City of Boston, Series 2026A, GO,
5.00%, 06/01/46
(a)
................ 415 452,398
Commonwealth of Massachusetts
Series 2025E , GO , 5.00% , 08/01/39 ..... 100 113,078
Series 2021C , GO , 2.00% , 09/01/39 ..... 1,180 923,188
Series 2021C , GO , 2.00% , 09/01/40 ..... 200 150,247
Series 2024H , GO , 5.00% , 12/01/40 ..... 1,375 1,532,921
Series 2022B , GO , 3.00% , 02/01/41 ..... 50 44,287
Series 2023A , GO , 5.00% , 05/01/41 ..... 1,220 1,333,806
Series 2021C , GO , 2.00% , 09/01/41 ..... 1,610 1,179,191
Series 2024I , GO , 5.00% , 12/01/46 ...... 150 160,469
Series 2023C , GO , 5.00% , 10/01/47 ..... 3,000 3,163,112
Series 2021B , GO , 3.00% , 04/01/48 ..... 1,500 1,173,484
Series 2024I , GO , 5.00% , 12/01/48 ...... 100 105,586
Series 2021B , GO , 3.00% , 04/01/49 ..... 3,000 2,316,789
Series 2025G , GO , 5.00% , 12/01/50 ..... 3,440 3,622,046
Series 2021D , GO , 5.00% , 09/01/51 ..... 4,000 4,116,610
Series 2023D , GO , 5.00% , 10/01/52 ..... 13,300 13,756,576
Commonwealth of Massachusetts Transportation
Fund
Series 2022A , RB , 5.00% , 06/01/50 ..... 1,000 1,035,922
Series 2023A , RB , 5.00% , 06/01/53 ..... 2,655 2,740,484
Massachusetts Bay Transportation Authority
Sales Tax
Series 2025B , RB , 5.25% , 07/01/50 ..... 4,000 4,287,431
Series 2023A, Sub-Series A-1 , RB ,
4.00% , 07/01/53 ................ 280 257,402
Series 2023A, Sub-Series A-1 , RB ,
5.25% , 07/01/53 ................ 4,165 4,383,613
Massachusetts Development Finance Agency,
Series 2026A, RB, 5.25%, 10/01/50
(a)
.... 1,500 1,599,497

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Municipal Wholesale Electric
Co., Series 2021A, RB, 4.00%, 07/01/51 .. USD 100 $ 90,788
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 153,550
Massachusetts Water Resources Authority,
Series 2026C, RB, 5.25%, 08/01/56
(a)
.... 1,500 1,601,318
University of Massachusetts Building Authority,
Series 2022-1, RB, 4.00%, 11/01/46 ..... 175 169,192
50,462,985
Michigan — 1.8%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 131,213
Great Lakes Water Authority Water Supply
System
Series 2026C , RB , 5.25% , 07/01/51
(a)
.... 600 641,390
Series 2023B , RB , 5.25% , 07/01/53 ..... 3,205 3,364,290
Huron Valley School District, Series 2026I, GO,
5.00%, 05/01/39 (Q-SBLF) .......... 3,000 3,381,091
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 102,943
Michigan State Building Authority, Series 2025I,
RB, 5.25%, 10/15/50 .............. 4,500 4,778,480
Michigan State University
Series 2023A , RB , 5.00% , 08/15/41 ..... 40 43,192
Series 2025A , RB , 5.00% , 02/15/55 ..... 3,000 3,105,797
Muskegon Public Schools, Series 2021II, GO,
5.00%, 05/01/46 (Q-SBLF) .......... 3,800 3,919,512
State of Michigan Trunk Line
Series 2020B , RB , 4.00% , 11/15/45 ..... 2,645 2,551,870
Series 2021A , RB , 4.00% , 11/15/46 ..... 6,725 6,475,250
28,495,028
Minnesota — 0.4%
City of St. Paul, Series 2023A, RB,
4.00%, 12/01/45 ................. 4,000 3,951,725
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. 100 90,926
State of Minnesota, COP, 5.00%, 11/01/43 .. 3,000 3,249,386
7,292,037
Missouri — 0.5%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 25 26,297
Metropolitan St. Louis Sewer District, Series
2026A, RB, 5.00%, 05/01/46 ......... 7,500 8,074,105
8,100,402
Nebraska — 1.3%
Metropolitan Utilities District of Omaha Water
System, Series 2026, RB, 4.13%, 12/01/46 7,730 7,614,449
Nebraska Public Power District
Series 2026A , RB , 5.00% , 01/01/43 ..... 1,750 1,907,228
Series 2026A , RB , 5.00% , 01/01/44 ..... 2,750 2,971,398
Series 2026A , RB , 5.00% , 01/01/45 ..... 1,000 1,071,824
Series 2026A , RB , 5.25% , 01/01/55 ..... 1,155 1,218,262
Omaha Public Power District
Series 2024C , RB , 4.00% , 02/01/49 ..... 6,250 5,835,715
Series 2024C , RB , 5.00% , 02/01/54 ..... 150 155,129
Series 2026A , RB , 5.00% , 02/01/56
(a)
.... 1,000 1,033,342
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 86,220
21,893,567
Security
Par (000)
Par (000) Value
Nevada — 2.3%
City of Las Vegas, Series 2026C, GO,
5.00%, 09/01/39 ................. USD 3,535 $ 4,020,940
Clark County School District
Series 2020B , GO , 3.00% , 06/15/38 ( BAM ) 150 133,495
Series 2026A , GO , 5.00% , 06/15/40 ..... 8,770 9,792,265
Series 2026A , GO , 4.00% , 06/15/45 ..... 6,500 6,282,756
County of Clark Department of Aviation, Series
2019B, RB, 5.00%, 07/01/42 ......... 3,025 3,147,150
Las Vegas Valley Water District
Series 2026A , GO , 5.00% , 06/01/39 ..... 2,000 2,285,336
Series 2026A , GO , 5.00% , 06/01/42 ..... 1,180 1,320,711
Series 2026A , GO , 5.00% , 06/01/43 ..... 2,640 2,922,001
Series 2025A , GO , 5.25% , 06/01/55 ..... 100 105,929
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 137,268
Washoe County School District, Series 2026B,
GO, 4.38%, 10/01/55 .............. 6,920 6,708,191
36,856,042
New Jersey — 2.7%
New Jersey Economic Development Authority,
Series 2020A, RB, 5.00%, 11/01/44 ..... 3,000 3,108,573
New Jersey Transportation Trust Fund Authority
Series 2022A , RB , 4.00% , 06/15/39 ..... 250 251,006
Series 2025AA , RB , 5.00% , 06/15/40 .... 3,685 4,090,622
Series 2022CC , RB , 5.25% , 06/15/41 .... 4,575 4,988,202
Series 2024AA , RB , 5.00% , 06/15/42 .... 4,150 4,510,285
Series 2023BB , RB , 5.00% , 06/15/43 .... 1,340 1,436,150
Series 2023BB , RB , 5.00% , 06/15/46 .... 275 288,299
Series 2025AA , RB , 5.00% , 06/15/50 .... 6,000 6,218,188
Series 2024CC , RB , 5.25% , 06/15/50 .... 6,255 6,582,583
New Jersey Turnpike Authority
Series 2021A , RB , 4.00% , 01/01/42 ..... 1,990 1,995,256
Series 2025A , RB , 5.25% , 01/01/50 ..... 100 107,555
Series 2025A , RB , 4.75% , 01/01/55 ..... 100 101,974
State of New Jersey, GO, 5.00%, 06/01/40 .. 9,305 9,865,166
43,543,859
New Mexico — 0.1%
City of Albuquerque, Series 2022B, RB,
5.00%, 07/01/41 ................. 1,000 1,081,998
New York — 20.6%
Battery Park City Authority, Series 2025, RB,
5.00%, 11/01/50 ................. 6,990 7,413,126
City of New York
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 205 223,771
Series 2024A , GO , 5.00% , 08/01/41 ..... 1,495 1,609,286
Series 2021F, Sub-Series F-1 , GO ,
5.00% , 03/01/42 ................ 2,410 2,534,420
Series 2024A , GO , 5.00% , 08/01/42 ..... 2,590 2,774,789
Series 2021F, Sub-Series F-1 , GO ,
5.00% , 03/01/43 ................ 5,240 5,489,600
Series 2023E, Sub-Series E-1 , GO ,
5.25% , 04/01/43 ................ 1,140 1,235,704
Series 2024A , GO , 5.00% , 08/01/43 ..... 2,250 2,406,149
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 100 107,613
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/43 ................ 4,075 4,212,031
Series 2026G , GO , 5.00% , 02/01/45 ..... 460 493,635
Series 2020D, Sub-Series D1 , GO ,
3.00% , 03/01/45 ................ 120 96,012
Series 2020A, Sub-Series A-1 , GO ,
3.00% , 08/01/45 ................ 5,000 3,863,259
Series 2024A , GO , 5.00% , 08/01/45 ..... 3,480 3,669,930

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023E, Sub-Series E1 , GO ,
5.25% , 04/01/47 ................ USD 40 $ 42,123
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 130 133,422
Series 2025G, Sub-Series G-1 , GO ,
5.25% , 02/01/50 ................ 7,270 7,677,595
Series 2024D , GO , 5.25% , 04/01/54 ..... 160 166,554
Series 2025E , GO , 5.00% , 08/01/54 ..... 2,525 2,587,322
Empire State Development Corp.
Series 2019A , RB , 5.00% , 03/15/40 ..... 170 178,515
Series 2021A , RB , 4.00% , 03/15/44 ..... 70 68,372
Series 2020C , RB , 5.00% , 03/15/44 ..... 4,610 4,841,273
Series 2023A , RB , 5.00% , 03/15/47 ..... 100 104,788
Series 2020A , RB , 4.00% , 03/15/49 ..... 5,000 4,643,173
Series 2024A , RB , 5.00% , 03/15/54 ..... 8,225 8,480,053
Hudson Yards Infrastructure Corp., Series
2022A, RB, 4.00%, 02/15/44 ......... 1,625 1,604,928
Long Island Power Authority
Series 2025 , RB , 5.00% , 09/01/40 ...... 50 56,538
Series 2023E , RB , 5.00% , 09/01/42 ..... 1,000 1,093,862
Series 2025 , RB , 5.00% , 09/01/45 ...... 1,500 1,632,714
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 200 108,813
Series 2021A-2 , RB , 4.00% , 11/15/43 .... 315 300,316
Series 2024A , RB , 5.00% , 11/15/44 ..... 320 337,417
Series 2020E , RB , 4.00% , 11/15/45 ..... 3,000 2,791,973
Series 2025A , RB , 5.25% , 11/15/45 ..... 100 107,289
Series 2020A-1 , RB , 5.00% , 11/15/48 .... 2,000 2,024,094
Series 2025A , RB , 5.25% , 11/15/55 ..... 150 155,166
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024B-1 , RB , 5.00% , 11/15/51 .... 1,220 1,263,168
Series 2024B-1 , RB , 4.00% , 11/15/54 .... 5,000 4,507,251
Monroe County Industrial Development Corp.,
Series 2020A, RB, 4.00%, 07/01/50 ..... 3,000 2,706,807
New York City Municipal Water Finance Authority
Series 2026DD , RB , 5.00% , 06/15/39 .... 460 524,574
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,435 6,456,289
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 75 78,531
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 3,150 3,153,126
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,885 1,996,803
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 5,115 5,054,195
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,500 2,743,980
Series 2022, Sub-Series BB-1 , RB ,
5.00% , 06/15/44 ................ 955 1,010,198
Series 2022EE , RB , 5.00% , 06/15/45 .... 1,500 1,588,340
Series 2026DD , RB , 5.00% , 06/15/46 .... 2,360 2,533,033
Series 2026BB , RB , 5.00% , 06/15/49 .... 4,010 4,196,269
Series 2022, Sub-Series CC-1 , RB ,
4.00% , 06/15/52 ................ 4,000 3,610,967
Series 2025BB , RB , 5.00% , 06/15/52 .... 5,000 5,174,736
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 260 272,201
New York City Transitional Finance Authority
Building Aid, Series 2022, Sub-Series S-1A,
RB, 3.00%, 07/15/39 (SAW) .......... 5,000 4,480,772
New York City Transitional Finance Authority
Future Tax Secured
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 100 101,506
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 1,700 1,864,053
Series 2026I , RB , 5.00% , 11/01/41
(a)
..... 1,500 1,664,156
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 250 243,904
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 6,425 6,312,794
Series 2025I, Sub-Series I-1 , RB ,
5.00% , 05/01/42 ................ 2,380 2,598,276
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/42 ................ USD 150 $ 162,407
Series 2026B , RB , 5.00% , 05/01/42 ..... 3,500 3,836,021
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 3,000 3,228,673
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 965 1,019,037
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 215 229,418
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 1,100 1,154,565
Series 2025E , RB , 5.00% , 11/01/45 ..... 100 106,706
Series 2021C, Sub-Series C-1 , RB ,
4.00% , 05/01/46 ................ 4,900 4,617,877
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 285 301,388
Series 2025E , RB , 5.00% , 11/01/47 ..... 9,690 10,147,311
Series 2024B , RB , 5.00% , 05/01/48 ..... 1,240 1,285,783
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/48 ................ 4,000 4,221,192
Series 2025C, Sub-Series C-1 , RB ,
5.25% , 05/01/49 ................ 960 1,015,561
Series 2025D , RB , 5.00% , 05/01/50 ..... 2,750 2,848,454
Series 2026, Sub-Series A-1 , RB ,
5.50% , 05/01/50 ................ 1,470 1,589,495
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 100 74,442
Series 2026B , RB , 5.00% , 05/01/51 ..... 2,000 2,074,427
Series 2026I , RB , 5.25% , 11/01/51
(a)
..... 375 398,755
Series 2025H, Sub-Series H-1 , RB ,
5.50% , 11/01/51 ................ 2,000 2,150,034
Series 2026, Sub-Series F-1 , RB ,
5.25% , 02/01/52 ................ 2,625 2,768,438
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/52 ................ 1,795 1,891,089
Series 2025D , RB , 5.50% , 05/01/52 ..... 2,000 2,137,189
Series 2024F, Sub-Series F-1 , RB ,
5.25% , 02/01/53 ................ 3,395 3,545,461
Series 2025E , RB , 5.00% , 11/01/53 ..... 3,605 3,707,712
Series 2026I , RB , 5.50% , 11/01/54
(a)
..... 225 242,762
New York Power Authority
Series 2022A , RB , 4.00% , 11/15/38 ..... 115 116,622
Series 2020A , RB , 4.00% , 11/15/45 ..... 100 97,656
Series 2022A , RB , 4.00% , 11/15/61 ..... 3,000 2,675,318
New York State Dormitory Authority
Series 2022A , RB , 4.00% , 03/15/39 ..... 3,110 3,127,406
Series 2026A , RB , 5.00% , 03/15/39 ..... 7,000 7,929,175
Series 2025A , RB , 5.00% , 07/01/39 ..... 100 114,214
Series 2019D , RB , 5.00% , 02/15/41 ..... 3,000 3,147,081
Series 2021E , RB , 3.00% , 03/15/41 ..... 1,205 1,055,167
Series 2021A , RB , 4.00% , 03/15/41 ..... 4,185 4,186,379
Series 2022A , RB , 5.00% , 03/15/41 ..... 150 160,786
Series 2022A , RB , 4.00% , 03/15/42 ..... 100 99,320
Series 2019A , RB , 5.00% , 03/15/43 ..... 50 51,834
Series 2020A , RB , 4.00% , 03/15/45 ..... 3,000 2,887,728
Series 2019A , RB , 4.00% , 07/01/45 ..... 3,415 3,313,149
Series 2026A , RB , 5.00% , 03/15/46 ..... 2,000 2,131,943
Series 2021A , RB , 4.00% , 03/15/47 ..... 130 121,382
Series 2024A , RB , 5.00% , 03/15/48 ..... 2,725 2,849,650
Series 2026A , RB , 5.00% , 03/15/48 ..... 2,000 2,104,185
Series 2023A1 , RB , 4.00% , 03/15/49 .... 1,885 1,741,952
Series 2026A , RB , 5.25% , 03/15/49 ..... 3,500 3,751,077
Series 2019B , RB , 5.00% , 07/01/50 ..... 3,000 3,054,613
Series 2023A , RB , 5.25% , 10/01/50 ( AGM,
SAW ) ....................... 1,000 1,045,452
Series 2021A , RB , 5.00% , 07/01/51 ..... 1,000 1,024,096
Series 2026A , RB , 5.00% , 10/01/51 ( SAW )
(a)
665 689,373
Series 2022A , RB , 3.50% , 03/15/52 ..... 4,625 3,757,117
Series 2024A , RB , 5.00% , 03/15/53 ..... 4,150 4,284,754

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 07/01/53 ..... USD 1,000 $ 1,028,874
Series 2024A , RB , 5.00% , 03/15/54 ..... 1,000 1,031,707
Series 2024A , RB , 5.50% , 07/01/54 ..... 1,860 2,011,097
Series 2025A , RB , 5.00% , 03/15/55 ..... 7,765 8,008,551
Series 2026A , RB , 5.00% , 10/01/55 ( SAW )
(a)
1,250 1,289,664
Series 2026A , RB , 5.25% , 03/15/56 ..... 2,000 2,115,119
New York State Environmental Facilities Corp.,
Series 2019B, RB, 3.00%, 06/15/38 ..... 150 139,446
New York State Thruway Authority
Series N , RB , 4.00% , 01/01/43 ......... 90 89,351
Series 2021A-1 , RB , 4.00% , 03/15/43 .... 2,815 2,762,742
Series 2026A , RB , 5.00% , 01/01/45 ..... 1,000 1,085,121
Series O , RB , 4.00% , 01/01/46 ........ 2,000 1,888,075
Series O , RB , 4.00% , 01/01/47 ........ 4,950 4,591,928
Series N , RB , 3.00% , 01/01/50 ......... 3,780 2,821,184
Series 2021A-1 , RB , 3.00% , 03/15/51 .... 110 82,519
Series 2022A , RB , 4.00% , 03/15/51 ..... 2,250 2,064,922
Series 2025A , RB , 5.00% , 03/15/53 ..... 7,000 7,253,422
Series 2026A , RB , 5.00% , 01/01/56 ..... 95 98,055
Series 2022C , RB , 4.13% , 03/15/56 ..... 100 91,631
Onondaga Civic Development Corp., Series
2025, RB, 5.50%, 12/01/56 .......... 1,000 1,081,735
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 104,287
Port Authority of New York & New Jersey
Series 241 , RB , 5.00% , 07/15/53 ....... 150 155,920
Series 245 , RB , 5.00% , 09/01/54 ....... 3,000 3,133,512
Series 251 , RB , 5.25% , 08/15/56 ....... 2,000 2,145,219
Triborough Bridge & Tunnel Authority
Series 2026, Sub-Series A-1 , RB ,
5.00% , 11/15/39 ................ 1,500 1,680,033
Series 2026A-1 , RB , 5.00% , 11/15/41 .... 7,000 7,882,490
Series 2022A , RB , 5.00% , 05/15/47 ..... 705 736,060
Series 2022C , RB , 5.00% , 05/15/47 ..... 3,000 3,132,169
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/47 ................ 750 812,035
Series 2026A-1 , RB , 5.00% , 11/15/48 .... 3,500 3,670,535
Series 2026A-1 , RB , 5.25% , 11/15/50 .... 2,500 2,662,690
Series 2021, Sub-Series C-3 , RB ,
2.50% , 05/15/51 ................ 50 31,325
Series 2021A , RB , 5.00% , 11/15/51 ..... 120 122,738
Series 2022C , RB , 4.13% , 05/15/52 ..... 250 231,631
Series 2022C , RB , 5.25% , 05/15/52 ..... 5,000 5,227,734
Series 2026, Sub-Series A-1 , RB ,
5.25% , 11/15/54 ................ 935 990,719
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/15/46 ................ 140 148,216
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,739,751
Series 2022A , RB , 5.25% , 05/15/52 ..... 5,485 5,731,068
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 3,180 3,317,395
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 110,810
334,974,660
North Carolina — 1.0%
City of Charlotte
Series 2022A , RB , 4.00% , 07/01/47 ..... 2,555 2,499,275
Series 2026 , RB , 5.25% , 07/01/51
(a)
..... 1,110 1,188,295
Series 2023A , RB , 5.25% , 07/01/53 ..... 6,000 6,295,240
County of Wake, Series 2026A, GO,
5.00%, 04/01/39 ................. 4,100 4,707,656
Security
Par (000)
Par (000) Value
North Carolina (continued)
North Carolina Turnpike Authority, Series 2019,
RB, 0.00%, 01/01/45
(b)
............. USD 1,825 $ 753,260
15,443,726
Ohio — 1.1%
County of Cuyahoga
(a)
Series 2026 , GO , 5.00% , 12/01/45 ...... 500 540,299
Series 2026 , GO , 5.50% , 12/01/61 ...... 2,000 2,138,299
JobsOhio Beverage System, Series 2025A, RB,
5.00%, 01/01/53 ................. 1,325 1,382,314
Miami University
(a)
Series 2026A , RB , 5.00% , 09/01/45 ..... 335 360,708
Series 2026A , RB , 5.25% , 09/01/51 ..... 650 689,320
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 1,225 1,272,680
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(b)
... 100 58,598
State of Ohio
Series 2026A , GO , 5.00% , 03/01/39 ..... 2,250 2,567,703
Series Z , GO , 5.00% , 05/01/39 ........ 6,865 7,841,051
Series 2025A , GO , 5.00% , 06/15/44 ..... 1,135 1,242,063
18,093,035
Oklahoma — 1.1%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 275 300,256
Oklahoma Capitol Improvement Authority, Series
2025A, RB, 5.25%, 07/01/50 ......... 9,460 10,141,982
Oklahoma Turnpike Authority
Series 2025A , RB , 5.00% , 01/01/45 ..... 15 16,059
Series 2025A , RB , 5.50% , 01/01/54 ..... 4,150 4,492,528
Oklahoma Water Resources Board, Series
2023A, RB, 4.00%, 04/01/41 (OK CERF) .. 2,850 2,883,462
17,834,287
Oregon — 2.2%
Clackamas & Washington Counties School
District No. 3
Series 2026B , GO , 5.00% , 06/15/45 ( GTD ) 1,000 1,087,772
Series 2026A , GO , 0.00% , 06/15/47 ( GTD )
(b)
1,000 362,000
Clackamas County School District No. 7J Lake
Oswego, Series 2026, GO, 5.25%, 06/01/51
(GTD)
(a)
...................... 1,375 1,478,699
Multnomah County School District No. 1J
Portland
Series 2026 , GO , 5.00% , 06/15/38 ( GTD ) . 3,845 4,402,007
Series 2026 , GO , 5.00% , 06/15/39 ( GTD ) . 2,040 2,310,926
Series 2026 , GO , 4.00% , 06/15/41 ( GTD ) . 8,000 8,027,821
Series 2026 , GO , 5.00% , 06/15/51 ( GTD ) . 5,000 5,231,706
Series 2026 , GO , 4.50% , 06/15/55 ( GTD ) . 8,000 7,930,954
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 146,597
University of Oregon, Series 2026A, RB,
5.00%, 04/01/45 ................. 3,020 3,290,243
Washington & Multnomah Counties School
District No. 48J Beaverton, Series A, GO,
0.00%, 06/15/48 (GTD)
(b)
............ 3,220 1,106,051
35,374,776
Pennsylvania — 2.9%
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 134,098
Commonwealth of Pennsylvania
Series 2026 , GO , 5.00% , 04/01/40 ...... 6,000 6,748,101
Series 2026 , GO , 5.00% , 04/01/41 ...... 8,775 9,805,285

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2026 , GO , 5.00% , 04/01/42 ...... USD 4,680 $ 5,189,094
Series 2023 , GO , 4.00% , 09/01/42 ...... 150 150,844
Series 2024-1 , GO , 4.00% , 08/15/44 ..... 25 24,588
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 4.00%, 08/01/54 2,500 2,270,194
Pennsylvania Turnpike Commission
Series 2026 , RB , 5.00% , 06/01/39 ...... 500 561,372
Series 2025 , RB , 5.00% , 12/01/39 ...... 3,250 3,656,380
Series 2024 , RB , 5.00% , 12/01/41 ...... 1,000 1,096,924
Series 2021A , RB , 3.00% , 12/01/42 ..... 2,080 1,771,094
Series 2021B , RB , 4.00% , 12/01/42 ..... 150 151,648
Series 2021A , RB , 4.00% , 12/01/43 ..... 1,765 1,722,421
Series 2024 , RB , 5.00% , 12/01/44 ...... 100 107,394
Series 2020B , RB , 5.00% , 12/01/45 ..... 750 781,724
Series 2021A , RB , 5.00% , 12/01/47 ..... 210 217,850
Series 2025A , RB , 4.13% , 12/01/50 ..... 100 94,111
Series 2026A , RB , 5.00% , 12/01/56 ..... 9,940 10,281,685
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. 150 134,959
Pittsburgh Water & Sewer Authority, Series
2026A, RB, 5.00%, 09/01/56 ......... 1,405 1,448,341
School District of Philadelphia (The), Series
2026A, GO, 5.50%, 09/01/51 (SAW)
(a)
.... 460 498,046
46,846,153
Rhode Island — 0.4%
State of Rhode Island
Series 2022A , GO , 5.00% , 08/01/39 ..... 120 130,435
Series 2026A , GO , 5.00% , 05/01/42 ..... 2,000 2,231,639
Series 2026A , GO , 5.00% , 05/01/43 ..... 3,000 3,326,292
5,688,366
South Carolina — 1.0%
Clemson University, Series 2025A, RB,
5.00%, 05/01/50 ................. 500 524,196
Greenville-Spartanburg Airport District, Series
2024A, RB, 5.25%, 07/01/54 ......... 515 535,156
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,750 2,987,842
Series 2024B , RB , 5.00% , 12/01/43 ..... 70 75,631
Series 2026A , RB , 5.00% , 12/01/51 ..... 4,245 4,379,392
Series 2025A , RB , 5.00% , 12/01/55 ..... 4,055 4,127,770
Spartanburg County School District No. 4, Series
2022A, GO, 5.00%, 03/01/47 (SCSDE) ... 3,000 3,138,110
Spartanburg County School District No. 7, Series
2019D, GO, 5.00%, 03/01/48 (SCSDE) ... 35 35,626
15,803,723
South Dakota — 0.7%
South Dakota Conservancy District
Series 2026B , RB , 5.00% , 08/01/51 ..... 4,000 4,213,885
Series 2025A , RB , 5.00% , 08/01/55 ..... 6,250 6,518,715
10,732,600
Tennessee — 1.7%
City of Memphis, Series 2024B, GO,
5.00%, 04/01/43 ................. 1,000 1,074,026
Metropolitan Government of Nashville &
Davidson County
Series 2024B , GO , 4.00% , 01/01/39 ..... 4,000 4,091,550
Series 2024C , GO , 5.00% , 01/01/40 ..... 115 126,866
Series 2026B , GO , 5.00% , 01/01/40 ..... 3,000 3,378,698
Series 2025 , RB , 5.00% , 07/01/40 ...... 2,375 2,622,468
Series 2026C , GO , 4.00% , 01/01/45 ..... 5,615 5,540,820
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/51 ..... USD 7,505 $ 7,820,888
Series 2026A , RB , 5.00% , 07/01/56 ..... 3,000 3,096,775
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... 100 105,055
27,857,146
Texas — 13.8%
Alamo Community College District, Series 2021,
GO, 2.38%, 08/15/46 .............. 5,000 3,524,602
Alvin Independent School District, Series 2025A,
GO, 5.25%, 02/15/53 (PSF) .......... 100 105,740
Austin Independent School District
Series 2023 , GO , 5.00% , 08/01/39 ...... 2,500 2,725,857
Series 2023 , GO , 4.00% , 08/01/48 ...... 355 332,591
Series 2024 , GO , 5.25% , 08/01/49 ( PSF ) .. 1,000 1,061,808
Barbers Hill Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 1,500 1,378,725
Board of Regents of the University of Texas
System
Series 2019B , RB , 5.00% , 08/15/49 ..... 150 165,383
Series 2020A , RB , 5.00% , 08/15/50 ..... 100 109,834
Canutillo Independent School District, Series
2026, GO, 5.00%, 02/15/61 (PSF) ...... 1,500 1,550,250
Carrollton-Farmers Branch Independent School
District, Series 2025, GO, 5.25%, 02/15/55
(PSF) ....................... 50 52,710
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 91,413
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 2,875 2,567,033
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/42 .............. 1,000 1,078,589
Chambers County Justice Center Public
Facilities Corp., Series 2024, RB,
5.50%, 06/01/55 ................. 1,830 1,922,290
City of Austin, Series 2026A, RB,
5.00%, 11/15/56 ................. 2,000 2,059,216
City of Austin Water & Wastewater System
Series 2022 , RB , 5.00% , 11/15/42 ...... 80 86,111
Series 2026 , RB , 5.00% , 11/15/44 ...... 1,000 1,093,141
Series 2026 , RB , 5.00% , 11/15/45 ...... 1,000 1,077,781
City of Celina, GO, 5.00%, 09/01/51
(a)
..... 1,500 1,555,200
City of Corpus Christi Utility System, Series
2025, RB, 5.25%, 07/15/50 .......... 5,635 5,923,355
City of El Paso
Series 2026 , RB , 5.00% , 03/01/45 ...... 1,500 1,595,402
Series 2026 , RB , 5.00% , 03/01/51 ...... 1,000 1,035,311
City of Georgetown, Series 2026, RB,
5.00%, 08/15/56 (BAM)
(a)
............ 810 832,687
City of Houston, Series 2024A, GO,
5.25%, 03/01/49 ................. 3,885 4,141,926
City of Lubbock Electric Light & Power, Series
2021, RB, 4.00%, 04/15/51 .......... 3,605 3,210,318
City of New Braunfels, Series 2026, RB,
4.50%, 07/01/56 ................. 2,000 1,945,855
City of San Antonio Electric & Gas Systems
Series 2024A , RB , 5.00% , 02/01/39 ..... 200 221,019
Series 2026A , RB , 5.00% , 02/01/39 ..... 6,000 6,728,206
Series 2024B , RB , 5.00% , 02/01/54 ..... 5,000 5,151,473
Clear Creek Independent School District, Series
2025, GO, 5.00%, 02/15/41 (PSF) ...... 3,500 3,855,013
Comal Independent School District, Series 2022,
GO, 3.00%, 02/01/39 (PSF) .......... 2,000 1,823,284

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Conroe Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... USD 575 $ 540,906
County of Ector, GO, 5.00%, 02/15/50 ..... 100 103,072
County of Harris, Series 2025A, GO,
5.25%, 09/15/55 ................. 100 105,810
County of Smith, Series 2023, GO,
5.00%, 08/15/43 ................. 565 603,621
Crowley Independent School District, Series
2023, GO, 5.25%, 02/01/53 (PSF) ...... 100 104,237
Dallas Fort Worth International Airport
Series 2023B , RB , 5.00% , 11/01/38 ..... 1,100 1,211,281
Series 2021A , RB , 3.00% , 11/01/40 ..... 175 151,170
Series 2021B , RB , 4.00% , 11/01/45 ..... 100 96,521
Series 2022B , RB , 4.00% , 11/01/45 ..... 2,500 2,422,664
Series 2025B , RB , 5.25% , 11/01/56 ..... 3,660 3,842,610
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 118,628
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/53 (PSF) ...... 135 139,504
Forney Independent School District
Series 2022B , GO , 5.00% , 08/15/39 ( PSF ) 100 107,318
Series 2025 , GO , 5.00% , 08/15/50 ( PSF ) .. 120 125,144
Fort Worth Independent School District, Series
2020, GO, 2.25%, 02/15/45 (PSF) ...... 1,000 712,822
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 184,011
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/40 ( PSF ) 515 560,729
Series 2023A , GO , 5.00% , 02/15/41 ( PSF ) 235 254,435
Grand Parkway Transportation Corp.
Series 2020C , RB , 4.00% , 10/01/45 ..... 100 94,531
Series 2020C , RB , 4.00% , 10/01/49 ..... 3,460 3,109,605
Greenville Independent School District, Series
2026, GO, 4.50%, 02/15/56 (PSF) ...... 200 199,770
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 3,500 3,158,195
Harris County Flood Control District
Series 2021A , GO , 3.00% , 10/01/41 ..... 3,000 2,629,739
Series 2023A , GO , 4.00% , 09/15/48 ..... 5,615 5,193,748
Hidalgo County Regional Mobility Authority
(b)
Series A , RB , 0.00% , 12/01/44 ......... 1,330 519,628
Series A , RB , 0.00% , 12/01/45 ......... 3,150 1,142,519
Humble Independent School District, Series
2026A, GO, 5.00%, 02/15/55 (PSF) ..... 1,000 1,032,714
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 4.00%, 08/15/50
(PSF) ....................... 7,190 6,720,576
Judson Independent School District
Series 2024 , GO , 4.00% , 02/01/49 ( PSF ) .. 4,550 4,177,333
Series 2024 , GO , 4.00% , 02/01/53 ( PSF ) .. 2,050 1,856,360
Katy Independent School District, Series 2022,
GO, 4.00%, 02/15/52 (PSF) .......... 3,000 2,710,254
Lamar Consolidated Independent School District
Series 2023 , GO , 4.00% , 02/15/48 ...... 5,100 4,730,602
Series 2023A , GO , 4.00% , 02/15/48 ( PSF ) 2,265 2,114,735
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 900 812,224
Series 2026 , GO , 5.25% , 02/15/61 ( PSF ) .. 1,500 1,581,788
Leander Independent School District, Series
2025A, GO, 5.00%, 08/15/39 (PSF) ..... 30 33,647
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 159,351
Liberty Hill Independent School District, Series
2025, GO, 5.00%, 02/01/55 (PSF) ...... 5,000 5,174,074
Lower Colorado River Authority
Series 2024 , RB , 5.00% , 05/15/41 ...... 125 134,997
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , RB , 5.00% , 05/15/45 ...... USD 125 $ 127,950
Series 2026 , RB , 5.00% , 05/15/46 ...... 40 42,145
Series 2025 , RB , 5.00% , 05/15/50 ...... 3,025 3,120,219
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,580 2,662,397
Series 2025 , RB , 5.00% , 05/15/55 ( BAM ) . 275 283,411
Series 2026 , RB , 5.25% , 05/15/56 ...... 1,710 1,793,761
Mabank Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 3,480 3,215,876
Mansfield Independent School District
Series 2025 , GO , 5.00% , 02/15/50 ( PSF ) .. 900 942,287
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,830 1,670,185
Montgomery Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 4,810 4,368,929
Needville Independent School District, Series
2025, GO, 5.00%, 08/15/55 (PSF) ...... 100 103,625
New Caney Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 3,000 2,724,838
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/43 ..... 1,000 1,082,881
Series 2026A , RB , 5.00% , 03/15/55 ..... 3,500 3,596,519
North Texas Tollway Authority, Series 2025A, RB,
5.00%, 01/01/39 ................. 1,495 1,660,023
Northwest Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF) ...... 150 156,591
Permanent University Fund - University of Texas
System, Series 2026A, RB, 5.25%, 07/01/40 7,500 8,993,857
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/39 (PSF) .......... 100 110,679
Port Authority of Houston of Harris County Texas
Series 2021 , RB , 5.00% , 10/01/51 ...... 250 257,100
Series 2023 , RB , 5.00% , 10/01/53 ...... 3,000 3,095,801
Port Freeport, Series 2019B, RB,
3.00%, 06/01/49 ................. 100 71,732
Richardson Independent School District, Series
2026, GO, 5.00%, 02/15/51 (PSF)
(a)
..... 750 779,221
Round Rock Independent School District, Series
2025B, GO, 4.00%, 08/01/44 (PSF) ..... 5,440 5,393,210
San Antonio Water System, Series 2025A, RB,
5.00%, 05/15/38 ................. 100 112,373
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/53 (PSF) ...... 1,500 1,560,374
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/47 .............. 100 104,368
State of Texas
Series 2025 , GO , 5.00% , 10/01/39 ...... 9,065 10,182,593
Series 2025 , GO , 5.00% , 10/01/43 ...... 3,000 3,315,370
Tarrant Regional Water District
Series 2025 , RB , 4.00% , 09/01/44 ...... 2,895 2,822,273
Series 2025 , RB , 4.13% , 09/01/47 ...... 250 239,361
Texas City Independent School District, Series
2023, GO, 4.00%, 08/15/53 (PSF) ...... 8,500 7,672,715
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 .............. 190 209,603
Texas State University System, Series 2026A,
RB, 5.25%, 03/15/56 .............. 575 609,232
Texas Transportation Commission, Series 2026,
GO, 5.00%, 04/01/44 .............. 1,000 1,103,250
Texas Transportation Finance Corp.
Series 2025A , RB , 5.00% , 10/01/45 ..... 415 447,360
Series 2025A , RB , 5.00% , 10/01/50 ..... 655 684,761
Series 2025A , RB , 5.25% , 10/01/50 ..... 3,675 3,926,183
Series 2025A , RB , 5.50% , 10/01/55 ..... 150 161,190
Texas Water Development Board
Series 2019 , RB , 5.00% , 08/01/39 ...... 185 193,640
Series 2022 , RB , 4.70% , 10/15/41 ...... 3,000 3,160,984

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 4.00% , 10/15/42 ..... USD 5,290 $ 5,299,725
Series 2020 , RB , 4.00% , 10/15/45 ...... 100 96,653
Series 2025 , RB , 4.75% , 10/15/50 ...... 5,000 5,060,475
Series 2024A , RB , 4.25% , 10/15/51 ..... 3,290 3,154,111
Series 2023A , RB , 5.00% , 10/15/58 ..... 100 103,103
Trinity River Authority Central Regional
Wastewater System
Series 2026A , RB , 5.00% , 08/01/45 ..... 2,000 2,165,557
Series 2026A , RB , 5.00% , 08/01/46 ..... 570 610,582
Waller Consolidated Independent School District,
Series 2023A, GO, 4.00%, 02/15/48 (PSF) . 3,500 3,263,194
Waxahachie Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 3,790 3,529,222
Weatherford College of the Parker County
Junior College District, Series 2025, RB,
5.25%, 08/01/50 ................. 500 524,474
224,238,959
Utah — 0.4%
Downtown Revitalization Public Infrastructure
District, Series 2025A, RB, 5.25%, 06/01/41 100 111,990
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 4,205 4,418,406
University of Utah (The), Series 2023B, RB,
5.25%, 08/01/48 ................. 1,410 1,495,856
Wasatch County School District Local Building
Authority, Series 2022, RB, 5.25%, 06/01/41 15 16,146
6,042,398
Vermont — 0.2%
University of Vermont & State Agricultural
College, Series 2026A, RB, 5.00%, 10/01/40 3,575 3,985,523
Virginia — 1.0%
City of Richmond, Series 2026B, RB,
4.25%, 01/15/56
(a)
................ 230 219,714
County of Fairfax
Series 2024A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 3,060,143
Series 2026A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 3,069,073
Series 2024A , GO , 4.00% , 10/01/42 ( SAW ) 500 506,923
County of Loudoun, Series 2026A, GO,
5.00%, 12/01/42
(a)
................ 1,500 1,677,523
Virginia College Building Authority, Series 2024A,
RB, 4.00%, 02/01/40 .............. 150 152,119
Virginia Commonwealth Transportation Board,
Series 2019, RB, 4.00%, 05/15/40 ...... 4,000 4,021,285
Virginia Public Building Authority
Series 2022A , RB , 4.00% , 08/01/42 ..... 1,845 1,851,506
Series 2024A , RB , 5.00% , 08/01/44 ..... 1,185 1,282,437
15,840,723
Washington — 3.7%
Central Puget Sound Regional Transit Authority
Series 2021S1 , RB , 4.00% , 11/01/41 .... 965 970,102
Series 2021S1 , RB , 4.00% , 11/01/46 .... 6,000 5,863,363
City of Seattle
Series 2023A , RB , 5.00% , 03/01/48 ..... 150 156,296
Series 2022 , RB , 5.00% , 07/01/52 ...... 3,000 3,087,240
Series 2024 , RB , 5.00% , 10/01/54 ...... 7,750 8,024,452
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 120,035
Security
Par (000)
Par (000) Value
Washington (continued)
County of King
Series 2016A , RB , 4.00% , 07/01/41 ..... USD 4,000 $ 3,964,175
Series 2025A , RB , 5.00% , 01/01/53 ..... 7,450 7,792,592
Energy Northwest
Series 2020A , RB , 5.00% , 07/01/39 ..... 140 148,804
Series 2026-A , RB , 5.00% , 07/01/43 ..... 1,000 1,105,749
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 109,788
Pierce County School District No. 403 Bethel,
Series 2024, GO, 5.00%, 12/01/44 (GTD) . 190 205,238
State of Washington
Series 2023B , GO , 5.00% , 02/01/39 ..... 3,000 3,295,608
Series 2026C , GO , 5.00% , 02/01/39 ..... 3,000 3,408,831
Series 2020B , GO , 5.00% , 06/01/39 ..... 115 120,265
Series 2026C , GO , 5.00% , 02/01/40 ..... 4,720 5,333,863
Series 2021E , GO , 5.00% , 06/01/40 ..... 545 583,951
Series 2026D , GO , 5.00% , 06/01/40 ..... 3,000 3,395,285
Series 2023A , GO , 5.00% , 08/01/41 ..... 100 108,136
Series 2026C , GO , 5.00% , 02/01/44 ..... 125 136,831
Series 2026D , GO , 5.00% , 06/01/46 ..... 10,550 11,354,470
Series 2026D , GO , 5.00% , 06/01/51 ..... 125 131,293
59,416,367
West Virginia — 0.2%
West Virginia Parkways Authority
Series 2021 , RB , 5.00% , 06/01/40 ...... 100 106,584
Series 2021 , RB , 4.00% , 06/01/43 ...... 3,000 2,970,374
3,076,958
Wisconsin — 0.1%
Racine Unified School District, GO,
4.00%, 04/01/45 ................. 1,325 1,272,996
Total Long-Term Investments — 95 .9%
(Cost: $ 1,550,001,518 ) ............................ 1,555,091,438
Shares
Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.53%
(c) (d)
......... 81,173,733 81,181,843
Total Short-Term Securities — 5 .0%
(Cost: $ 81,181,843 ) ............................... 81,181,843
Total Investments — 100 .9%
(Cost: $ 1,631,183,361 ) ............................ 1,636,273,281
Liabilities in Excess of Other Assets — (0.9) % ............. (13,831,408)
Net Assets — 100.0% ...............................
$ 1,622,441,873
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Long-Term National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 352,113 $ 80,829,730
(a)
$ — $ — $ — $ 81,181,843 81,173,733 $ 475,426 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,555,091,438 $ — $ 1,555,091,438
Short-Term Securities
Money Market Funds ...................................... 81,181,843 — — 81,181,843
$ 81,181,843 $ 1,555,091,438 $ — $ 1,636,273,281
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SCSDE South Carolina State Department of Education